Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Virginia Electric and Power Company
Schedule of Related Party Transactions

Presented below are Virginia Power’s significant transactions with DES and other affiliates:

	Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022
(millions)
Commodity purchases from affiliates	$103	$291	$317	$584
Services provided by affiliates(1)	145	123	292	253
Services provided to affiliates	4	5	8	9

(1)
Includes capitalized expenditures of $46 million and $39 million for the three months ended June 30, 2023 and 2022, respectively, and $100 million and $78 million for the six months ended June 30, 2023 and 2022, respectively.